Tax Matters - Main Changes Narrative (Details) € in Millions			12 Months Ended
	Dec. 27, 2023 EUR (€)	Sep. 27, 2023 EUR (€)	Dec. 31, 2024 EUR (€) company	Dec. 31, 2023 EUR (€) company	Dec. 31, 2022 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of consolidated tax group companies | company			47	45
Increase/(decrease) in tax expense arising from temporary differences			€ 599	€ 11	€ 43
Deferred tax assets			6,673	6,240	4,884
Deferred tax liabilities			2,905	2,702	3,067
Corporate income tax			(348)	899	€ (641)
Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of deferred tax assets			91
Telefónica Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Disposal of tax liability			332
Addition deferred tax asset			141
Telefónica Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized			127
Applied tax loss carryforwards			60	41
Tax liabilities additions			40
Disposal of tax liability				18
Adjustments for current tax of prior periods			127	115
Group 3G UMTS Holding GmbH Holding Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized			106	73
Applied tax loss carryforwards			83	79
Telefónica Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Disposal of deferred tax assets			4	61
Applied tax loss carryforwards			65	60
Deferred tax assets			3	23
Deferred tax liabilities			178	119
Disposal of tax liability			140	266
Telefonica Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Disposal of deferred tax assets			38	18
Deferred tax assets			70	94
Deferred tax liabilities			8	48
Disposal of tax liability			24	28
Telefonica Colombia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Disposal of deferred tax assets			11	66
Deferred tax assets			45	9
Disposal of tax liability				13
Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities			156	258
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised			330	233
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase/(decrease) in tax expense arising from temporary differences			535
Deferred tax relating to items credited (charged) directly to equity			(29)	(2)
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase/(decrease) in tax expense arising from temporary differences			410
Deferred tax relating to items credited (charged) directly to equity			115	194
Telefónica Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) through restructuring, deferred tax liability (asset)			78	412
Disposal of deferred tax assets			255	208
Deferred tax assets, temporary difference	€ 306		218
Tax credits recognized		€ 334	€ 334
Increase (decrease) in deferred tax liability (asset)				541
Corporate income tax				€ 541